Group Details	12 Months Ended
Dec. 31, 2022
Group Details Abstract
GROUP DETAILS	NOTE 37. GROUP DETAILS The registered office and principal place of business is: Suite 1401 Level 14, 219-227 Elizabeth Street Sydney NSW 2000